GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            Maxim Series Account MVP
                          Semi-Annual Report Form N-30D
                          File Nos. 33-82610, 811-03249

         The information required to be contained in this report for the period ending June 30, 2003 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference.

Maxim Series Fund, Inc.:

Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000085

Maxim Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000086

Maxim Bond Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000089

Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000087

Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000088

Maxim Index 600 Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000091

Maxim Ariel Mid-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000097

Maxim INVESCO Balanced Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000107

Maxim INVESCO Small-Cap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000104

Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000105

Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000103

Maxim Loomis-Sayles Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000102

Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000100

Maxim Value Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000098

Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000099

Maxim Founders Growth & Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000109

Maxim T. Rowe Price MidCap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000108

Maxim Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000114

Maxim Moderately Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000114

Maxim Moderate Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000114

Maxim Moderately Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000114

Maxim Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000114

Fidelity Variable Insurance Products Fund II:

Contrafund(R) Portfolio
File No. 811-05511
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000831016-03-000009